Fees Summary	Sep. 08, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 306,666,672.00
Previously Paid Amount	15,310.00
Total Fee Amount	46,950.67
Total Offset Amount	0.00
Net Fee	$ 31,640.67